CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating activities:
Net income	$ 17	$ 621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	516	556
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	325	303
Loss from disposal of assets	6	4
Undistributed income of unconsolidated subsidiaries	27	(5)
Other non-cash items	283	177
Changes in operating assets and liabilities:
Provisions	(82)	210
Deferred income taxes	37	(116)
Trade and financing receivables related to sales, net	603	(1,041)
Inventories, net	(657)	(1,571)
Trade payables	(154)	(861)
Other assets and liabilities	110	255
Net cash provided by (used in) operating activities	1,031	(1,468)
Investing activities:
Additions to retail receivables	(3,171)	(4,680)
Collections of retail receivables	3,561	4,581
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	3	16
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	511	391
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(375)	(601)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(1,315)	(1,240)
Other	328	451
Net cash used in investing activities	(458)	(1,082)
Financing activities:
Proceeds from long-term debt	5,368	13,479
Payments of long-term debt	(6,889)	(10,772)
Net increase (decrease) in other financial liabilities	407	(440)
Dividends paid	(294)	(381)
Other	17	15
Net cash provided by (used in) financing activities	(1,391)	1,901
Effect of foreign exchange rate changes on cash and cash equivalents	(628)	(303)
Decrease in cash and cash equivalents	(1,446)	(952)
Cash and cash equivalents, beginning of year	5,163	5,567
Cash and cash equivalents, end of period	$ 3,717	$ 4,615